Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Financial assets	£ (1,329,242)	£ (1,119,650)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,399	6,630
Treasury assets ECL	13
ECL | Expected credit losses individually assessed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	902	419
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 4,163	£ 2,053
Loans and advances [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	14.80%	5.10%
Management adjustments to impairment allowances, including forbearance	£ 1,388	£ 340
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	2.40%	1.80%
Financial assets	£ (342,632)	£ (339,115)
Coverage ratio	2.40%	1.80%
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (289,931)	£ (298,559)
Coverage ratio	0.40%	0.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (47,442)	£ (35,861)
Coverage ratio	7.00%	6.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,259)	£ (4,695)
Coverage ratio	41.50%	40.70%
Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,000)
Increase (decrease) in transfers into stage 2 (from stage 1)	£ 3,510
Increase (decrease) in transfers into stage 2 (from stage 1), percentage	1.00%
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 350,967	£ 345,423
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290,964	299,266
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51,006	38,234
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,997	7,923
Loans and advances [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	232
Loans and advances [member] | ECL | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,335	6,308
Loans and advances [member] | ECL | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,033	707
Loans and advances [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,564	2,373
Loans and advances [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,738	3,228
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 128	£ (1)
Home loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	24.30%	13.20%
Management adjustments to impairment allowances, including forbearance	£ (131)	£ (57)
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (159,647)	£ (154,479)
Coverage ratio	0.30%	0.30%
Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (138,606)	£ (135,691)
Coverage ratio	0.00%	0.00%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (19,228)	£ (16,979)
Coverage ratio	0.40%	0.40%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,813)	£ (1,809)
Coverage ratio	18.80%	16.10%
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 160,185	£ 154,911
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,639	135,713
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,312	17,043
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,234	2,155
Home loans [member] | ECL | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	538	432
Home loans [member] | ECL | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	22
Home loans [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	84	64
Home loans [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	421	346
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 2,597	£ 1,863
Credit cards, unsecured loans and other retail lending [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	20.30%	6.20%
Management adjustments to impairment allowances, including forbearance	£ (1,234)	£ (308)
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (40,813)	£ (55,296)
Coverage ratio	12.30%	8.10%
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32,341)	£ (45,470)
Coverage ratio	2.10%	1.20%
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (7,551)	£ (8,752)
Coverage ratio	26.80%	18.70%
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (921)	£ (1,074)
Coverage ratio	71.00%	68.50%
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 46,513	£ 60,180
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,021	46,012
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,320	10,759
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,172	3,409
Credit cards, unsecured loans and other retail lending [member] | ECL | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,700	4,884
Credit cards, unsecured loans and other retail lending [member] | ECL | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	680	542
Credit cards, unsecured loans and other retail lending [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,769	2,007
Credit cards, unsecured loans and other retail lending [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,251	2,335
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7,551)	(6,434)
ECL movement excluding assets derecognised due to disposals and write-off	£ 1,438	£ 191
Wholesale loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	0.80%	(2.10%)
Management adjustments to impairment allowances, including forbearance	£ (23)	£ 25
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (142,172)	£ (129,340)
Coverage ratio	1.50%	0.80%
Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (118,984)	£ (117,398)
Coverage ratio	0.30%	0.10%
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (20,663)	£ (10,130)
Coverage ratio	3.30%	2.90%
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,525)	£ (1,812)
Coverage ratio	29.70%	23.20%
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,269	£ 130,332
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	119,304	117,541
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,374	10,432
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,591	2,359
Wholesale loans [member] | ECL | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,097	992
Wholesale loans [member] | ECL | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	320	143
Wholesale loans [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711	302
Wholesale loans [member] | ECL | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,066	£ 547
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of method, parameters and assumptions used in preparing sensitivity analysis reflecting interdependencies between risk variables	The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices, credit cards and unsecured consumer loans are highly sensitive to unemployment.
Term at which scenario converges to steady state	8 years
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.30%	16.00%
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,180	£ 16,889
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,422	137,929
Credit risk [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	350	315
Credit risk [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37	41
Credit risk [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307	268
Credit risk [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6	£ 6
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.50%	13.80%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.50%	73.10%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,399	£ 13,406
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51,952	68,619
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,602	4,547
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,207	1,844
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,003	2,198
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 392	£ 505
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.30%	2.60%
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.60%	7.90%
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,677	£ 15,947
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	149,099	160,544
Credit risk [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,818	741
Credit risk [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,410	414
Credit risk [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	146	118
Credit risk [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 262	£ 209
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	24.20%	23.10%
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.10%	15.80%
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,356	£ 15,826
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133,246	138,992
Upside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323	303
Upside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32	34
Upside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	286	264
Upside 1 [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5	£ 5
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	12.90%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.30%	72.30%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.70%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,579	£ 12,108
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	52,932	69,012
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,149	4,231
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,837	1,562
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,972	2,174
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 340	£ 495
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.80%	2.20%
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.10%	7.60%
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,198	£ 14,433
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	154,578	162,058
Upside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,439	611
Upside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,047	323
Upside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	134	114
Upside 1 [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 258	£ 174
Upside 1 [member] | UK | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.80%	11.70%
Upside 1 [member] | UK | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.00%	3.80%
Upside 1 [member] | UK | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	30.80%	28.80%
Upside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	12.80%	14.90%
Upside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.50%
Upside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	30.90%	23.70%
Upside 1 [member] | US | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	1.50%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	20.20%	10.10%
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	15.70%
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,502	£ 15,245
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	134,100	139,574
Upside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	317	299
Upside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31	33
Upside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	282	262
Upside 2 [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4	£ 4
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.30%	12.30%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.30%	71.60%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.70%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,572	£ 11,449
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53,271	69,190
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,881	4,056
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,618	1,412
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,947	2,154
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 316	£ 490
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.70%	2.10%
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5.80%	7.40%
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,963	£ 13,773
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	155,812	162,717
Upside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,322	558
Upside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	952	285
Upside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	128	111
Upside 2 [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242	£ 162
Upside 2 [member] | UK | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	14.20%	15.40%
Upside 2 [member] | UK | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.00%	3.40%
Upside 2 [member] | UK | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	48.20%	41.10%
Upside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.70%	17.90%
Upside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.00%
Upside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	42.20%	35.80%
Upside 2 [member] | US | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	1.50%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	24.70%	40.80%
Baseline [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.00%
Baseline [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Baseline [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.30%	15.90%
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,188	£ 16,570
Baseline [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	132,414	138,249
Baseline [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 329	307
Increase (decrease) in coverage rates	6.00%
Baseline [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33	36
Baseline [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290	266
Baseline [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6	£ 5
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.20%	13.50%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.40%	73.00%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	0.70%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off		£ 6,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,176	13,075
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51,995	68,388
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,511	4,461
Increase (decrease) in coverage rates	2.00%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,138	1,771
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,001	2,195
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 372	£ 495
Baseline [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.10%	2.40%
Baseline [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.40%	7.90%
Baseline [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,635	£ 15,380
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	152,141	161,111
Baseline [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,613	679
Increase (decrease) in coverage rates	13.00%
Baseline [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,223	374
Baseline [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	141	117
Baseline [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 249	£ 188
Baseline [member] | UK | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.70%	1.50%
Baseline [member] | UK | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	5.70%	4.10%
Baseline [member] | UK | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.60%	2.80%
Baseline [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.60%	2.10%
Baseline [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	6.40%	3.90%
Baseline [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.80%	3.20%
Baseline [member] | US | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.30%	1.80%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.50%	22.70%
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.90%	16.30%
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,055	£ 18,364
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	130,547	136,454
Downside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374	326
Downside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	42	47
Downside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	318	272
Downside 1 [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14	£ 7
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.40%	15.20%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	79.50%	74.30%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,477	£ 15,663
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,168	68,309
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,335	5,130
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,865	2,384
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,055	2,235
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 415	£ 511
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.80%	3.10%
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.10%	8.50%
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,130	£ 18,770
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	144,646	157,720
Downside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,206	977
Downside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,771	579
Downside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	157	127
Downside 1 [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 278	£ 271
Downside 1 [member] | UK | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	22.10%	0.20%
Downside 1 [member] | UK | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.40%	5.80%
Downside 1 [member] | UK | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	4.50%	6.30%
Downside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.60%	0.50%
Downside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	13.00%	5.40%
Downside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.70%	0.30%
Downside 1 [member] | US | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.30%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.40%	3.30%
Downside 2 [member] | Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 27,000
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%	0.80%
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.70%	18.90%
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,233	£ 22,314
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	128,369	132,505
Downside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	491	505
Downside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63	170
Downside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	386	316
Downside 2 [member] | Home loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 42	£ 19
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%	21.80%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.40%	76.20%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,322	£ 19,615
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,717	67,015
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,057	7,105
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,564	4,285
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,078	2,292
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 415	£ 528
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5.80%	4.30%
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.30%	8.60%
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 50,361	£ 33,168
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,415	143,323
Downside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,385	1,852
Downside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,911	1,427
Downside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	184	128
Downside 2 [member] | Wholesale loans [member] | ECL | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290	297
Downside 2 [member] | Wholesale loans [member] | ECL | Expected credit losses individually assessed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 419
Downside 2 [member] | Wholesale loans [member] | ECL | Expected credit losses individually assessed [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 902
Downside 2 [member] | UK | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	22.10%	4.60%
Downside 2 [member] | UK | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.10%	8.80%
Downside 2 [member] | UK | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	18.30%	31.10%
Downside 2 [member] | UK | Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	14.00%
Downside 2 [member] | UK | Home loans [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	18.30%
Downside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.60%	3.00%
Downside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	13.70%	8.50%
Downside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	15.90%	16.70%
Downside 2 [member] | US | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.30%	3.50%
Downside 2 [member] | US | Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	10.00%